CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)		Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Equity ( deficit ) attributable to The9 limited CNY (¥)	Equity ( deficit ) attributable to The9 limited USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)
Balance (in shares) at Dec. 31, 2014 | shares			23,201,601	23,201,601
Balance at Dec. 31, 2014	¥ 64,888,271		¥ 1,885,153		¥ 2,075,900,461			¥ 28,071,982		¥ (8,638,604)		¥ (1,999,192,344)		¥ 98,026,648		¥ (33,138,377)
Net loss	(321,484,256)											(304,828,354)		(304,828,354)		(16,655,902)
Currency translation adjustments	5,009,430									5,266,016				5,266,016		(256,586)
Minority interest change in redemption value	(79,805,706)				(79,805,706)									(79,805,706)
Noncontrolling interest on The9 Education	4,500,000				366,631									366,631		4,133,369
Issuance of ordinary shares upon vesting of restricted shares (in shares) | shares			500,000	500,000
Issuance of ordinary shares upon vesting of restricted shares			¥ 32,467		(32,467)
Change in noncontrolling interest due to disposal of Jiucheng Advertisement Co., Ltd.	(298,336)															(298,336)
Purchase additional equity interest in a subsidiary	(656,799)				(2,408,096)									(2,408,096)		1,751,297
Beneficial conversion feature on convertible notes	52,679,692				52,679,692									52,679,692
Share-based compensation	34,007,629				33,184,307									33,184,307		823,322
Accretion in redemption value of redeemable noncontrolling interest	79,805,706
Change in equity interest attributable to noncontrolling interest					80,903	[1]								80,903		(80,903)
Issuance of shares of Red 5 upon exercise of stock options	84,059				75,563									75,563		8,496
Balance (in shares) at Dec. 31, 2015 | shares			23,701,601	23,701,601
Balance at Dec. 31, 2015	(241,076,016)		¥ 1,917,620		2,080,041,288			28,071,982		(3,372,588)		(2,304,020,698)		(197,362,396)		(43,713,620)
Net loss	(652,365,793)											(593,781,589)		(593,781,589)		(58,584,204)
Currency translation adjustments	(1,754,639)									5,954,611				5,954,611		(7,709,250)
Minority interest change in redemption value	(82,890,188)				(82,890,188)									(82,890,188)
Exercise of options	2,142,554		14,022	$ 213,900	2,128,532									2,142,554
Change in liquidation of branch office of Red 5	0		¥ 0	$ 0	0			0		0		0		0		0
Partial disposal of Red 5	244,798,058				244,798,058									244,798,058
Share-based compensation	28,051,735				27,689,259									27,689,259		362,476
Accretion in redemption value of redeemable noncontrolling interest	82,890,188
Change in equity interest attributable to noncontrolling interest					253,396,755	[1]								253,396,755		(253,396,755)
Issuance of shares of Red 5 upon exercise of stock options	1,039,832				436,128									436,128		603,704
Balance (in shares) at Dec. 31, 2016 | shares			23,915,501	23,915,501
Balance at Dec. 31, 2016	(702,054,457)	$ (101,116,874)	¥ 1,931,642	$ 278,214	2,525,599,832		$ 363,762,038	28,071,982	$ 4,043,206	2,582,023	$ 371,889	(2,897,802,287)	$ (417,370,342)	(339,616,808)	$ (48,914,995)	(362,437,649)	$ (52,201,879)
Net loss	(114,210,210)											(118,165,850)		(118,165,850)		3,955,640
Currency translation adjustments	(9,525,761)	(1,464,083)								(19,027,771)				(19,027,771)		9,502,010
Disposal of Yunmei Partnership	117,983															117,983
Contributions from noncontrolling interest	20,000,000															20,000,000
Exercise of options			425,483	$ 6,328,535	(425,483)
Share-based compensation	38,029,713				37,727,861									37,727,861		301,852
Accretion in redemption value of redeemable noncontrolling interest	57,126,233	8,780,141			(57,126,233)									(57,126,233)
Change in equity interest attributable to noncontrolling interest					(7,060)	[1]								(7,060)		7,060
Issuance of shares	22,418,125		¥ 971,727		21,446,398									22,418,125
Issuance of shares, shares | shares			14,300,000	14,300,000
Balance (in shares) at Dec. 31, 2017 | shares			44,544,036	44,544,036
Balance at Dec. 31, 2017	¥ (802,350,840)	$ (123,319,066)	¥ 3,328,852	$ 511,635	¥ 2,527,215,315		$ 388,425,882	¥ 28,071,982		¥ (16,445,748)	$ (2,527,665)	¥ (3,015,968,137)	$ (463,545,816)	¥ (473,797,736)	$ (72,821,379)	¥ (328,553,104)	$ (50,497,687)

[1]	In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited and certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) owned in Red 5 for a total of 723,313,020 (after a one-to-five stock split) of newly issued shares of L&A, after deducting a 6% of total shares received (769,481,940 shares) for the payment of a service fee to a third-party consultant. As a result, the percentage of noncontrolling interest in Red 5 changed from 10.4% to 58.1%, after deducting shares of Series B redeemable convertible preferred shares ("SBPS") from total shares of Red 5.